Fair Value Measurement (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
The estimated fair value of financial instruments that are measured at fair value on a recurring basis
Long-term debt (note 10)	$ (1,315,231)	$ (1,399,115)
Carrying Amount Asset (Liability) [Member]
The estimated fair value of financial instruments that are measured at fair value on a recurring basis
Cash and cash equivalents and restricted cash	589,261	653,193
Advances to and from affiliates and joint venture	(5,478)	(127,218)
Long-term debt (note 10)	(1,315,231)	(1,399,115)
Advances to and from joint venture partners (note 8)	10,200	10,141
Carrying Amount Asset (Liability) [Member] | Level 2 [Member] | Interest Rate Swap Agreement [Member]
Derivative instruments (note 13)
Interest rate swap agreements- assets	159,603	66,870
Interest rate swap agreements- liabilities	(304,066)	(201,463)
Carrying Amount Asset (Liability) [Member] | Level 3 [Member]
Derivative instruments (note 13)
Other derivative	(600)	(10,000)
Fair Value Asset (Liability) [Member]
The estimated fair value of financial instruments that are measured at fair value on a recurring basis
Cash and cash equivalents and restricted cash	589,261	653,193
Advances to and from affiliates and joint venture	(5,478)	(127,218)
Long-term debt (note 10)	(1,191,117)	(1,292,026)
Fair Value Asset (Liability) [Member] | Level 2 [Member] | Interest Rate Swap Agreement [Member]
Derivative instruments (note 13)
Interest rate swap agreements- assets	159,603	66,870
Interest rate swap agreements- liabilities	(304,066)	(201,463)
Fair Value Asset (Liability) [Member] | Level 3 [Member]
Derivative instruments (note 13)
Other derivative	$ (600)	$ (10,000)